Financial Instruments and Risk Management (Schedule of Outstanding Forward Exchange Contracts) (Details) (Fair Value Hedge Contracts [Member], Short Position [Member])
In Thousands, unless otherwise specified
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional amount			$ (56,975)
Derivative Assets, Notional amount	(27,100)
Derivative Liability, Fair value				1,764
Derivative Assets, Fair value		(145)
Derivative Liability, Included in accumulated other comprehensive income (loss)				0
Derivative Assets, Included in accumulated other comprehensive income (loss)		€ 0